united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number      811-08228

                  The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan
1055 Maitland Center Commons
Maitland, FL 32751

(Address of principal executive offices)          (Zip code)

William Murphy

Unified Fund Services, Inc.
2960 N. Meridian St, Ste 300.
Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:     800-846-7526

Date of fiscal year end:      12/31

Date of reporting period:     06/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI - ANNUAL REPORT

June 30, 2009

TIMOTHY PLAN FAMILY

OF FUNDS:

Conservative Growth Portfolio

Variable Series

Strategic Growth Portfolio

                                                                                                                                                Variable Series

LETTER FROM THE PRESIDENT

June 30, 2009

ARTHUR D. ALLY

Dear Shareholder:

I am quite confident that all of you felt somewhat better reviewing your second quarter account statements than you did after the first quarter. Following two abysmal months (January and February) the market finally started to turn around in March and has continued to post positive performance each month through June and even into July. Whether this will continue is anyone’s guess.

Some pundits have claimed the recession is over while others predict a worse scenario leading to serious deflation while still others are predicting high inflation. To make matters worse, all these camps can quote a variety of economic data and statistics to justify their opinions – but that is all they really are – opinions.

So, you might ask, where does that leave us? However entertaining or disconcerting these discussions and debates may be, we place very little stock in rhetoric and try to focus on what we believe to be realities, i.e.:

•	Regardless of the extremely liberal actions of our current leadership in Washington, America has a huge economy that should be able to survive whatever “changes” they may conjure up.
•	We believe our team of money manager / sub-advisors are among the best in the industry.
•	Our sub-advisors’ blended wisdom projects a lot of choppiness in the markets for the remainder of the year but with an upward bias. Of course, this is our opinion and cannot be considered a guarantee.
•	A well diversified, well managed portfolio has, historically, proven to be a successful approach to investing and we believe that should continue to be the case.
•	When making investment decisions, the emotions of fear, greed and panic are not your friends.

In order to better enable us to react to potentially rapidly changing economic conditions, we are in the process of developing a new, defensive strategies fund to incorporate into our two asset-allocation funds provided our shareholders approve the addition. Since the new fund has just recently been filed with the SEC, I cannot make any further comments on it at this time except to say we are hopeful to have it available for inclusion in early November.

We hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets. Thank you once again for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Timothy Plan Letter from the President [1]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2009

FUND PROFILE (Unaudited):

Industries
(% of Net Assets)

Fixed Income	30.24%
Large/Mid Cap Value	19.87%
International	14.86%
High Yield Bond	10.25%
Large/Mid Cap Growth	9.96%
Small Cap Value	9.94%
Aggressive Growth	5.00%
Liabilities in excess of Other Assets	(0.12)%
100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [2]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2009

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual	$ 1,000.00	$ 1,067.40	$ 2.90

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.99	$ 2.84

* Expenses are equal to the Fund’s annualized expense ratio of 0.57%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of 6.74% for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [3]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

MUTUAL FUNDS (A) - 100.12%
number of shares		fair value

462,750	Timothy Aggressive Growth Fund	$ 1,813,982
1,110,285	Timothy Fixed Income Fund	10,969,614
482,946	Timothy High Yield Bond Fund	3,718,684
846,465	Timothy International Fund	5,391,980
771,931	Timothy Large/Mid Cap Growth Fund	3,612,640
775,227	Timothy Large/Mid Cap Value Fund	7,209,607
410,438	Timothy Small Cap Value Fund	3,607,745

	Total Mutual Funds (cost $46,017,876)	36,324,252

	Total Investments (cost $46,017,876) - 100.12%	$ 36,324,252

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%	(43,898)

	Net Assets - 100.00%	$ 36,280,354

	(A) Affiliated Funds - Class A Shares.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [4]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)
ASSETS
amount

Investments in Affiliated Securities at Market Value (cost $46,017,876) [NOTE 1]	$ 36,324,252

Receivables:
For Investments Sold	221,424
For Fund Shares Purchased	4,353
Interest	39
Other Assets	1,099

Total Assets	36,551,167

LIABILITIES
amount

Payable for Investments Purchased	$ 196,424
Payable for Fund Shares Redeemed	44,930
Payable to Adviser	3,000
Payable to Custodian	6,957
Accrued Expenses	19,502

Total Liabilities	270,813

NET ASSETS
amount

Net Assets	$ 36,280,354

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 46,579,071
Accumulated Undistributed Net Investment Income (Loss)	929,345
Accumulated Net Realized Gain (Loss) on Investments	(1,534,438)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(9,693,624)

Net Assets	$ 36,280,354

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	4,165,550
Net Asset Value, Offering and Redemption Price Per Share ($36,280,354 / 4,165,550 Shares)	$ 8.71

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [5]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest from Unaffiliated Funds	$ 542
Dividends from Affiliated Funds	340,014

Total Investment Income	340,556

EXPENSES
amount

Investment Advisory Fees [Note 3]	16,560
Participation Fees	26,131
Fund Accounting, Transfer Agency & Administration Fees	38,123
Audit Fees	4,545
Custodian Fees	3,691
CCO Fees	1,743
Trustee Expense	1,697
Insurance Expense	873
Miscellaneous Expense	359

Total Expenses	93,722

Net Investment Income (Loss)	246,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Investments in Affiliated Funds	(935,110)
Change in Unrealized Appreciation (Depreciation) of Investments	3,098,517
Net Realized and Unrealized Gain (Loss) on Investments	2,163,407

Increase (Decrease) in Net Assets Resulting from Operations	$ 2,410,241

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [6]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended
	6/30/09	year ended
	(unaudited)	12/31/08

Operations:
Net Investment Income (Loss)	$ 246,834	$ 707,722
Net Realized Gain (Loss) on Investments	(935,110)	(618,220)
Capital Gain Distributions from Affiliated Funds	-	35,645
Change in Unrealized Appreciation (Depreciation) of Investments	3,098,517	(12,558,408)

Net Increase (Decrease) in Net Assets (resulting from operations)	2,410,241	(12,433,261)

Distributions to Shareholders:
Net Investment Income	-	(910,804)
Net Realized Gains	-	(2,846,872)
Total Distributions to Shareholders	-	(3,757,676)

Capital Share Transactions:
Proceeds from Shares Sold	2,862,216	11,636,269
Dividends Reinvested	-	3,757,676
Cost of Shares Redeemed	(1,446,346)	(4,953,499)

Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,415,870	10,440,446

Total Increase (Decrease) in Net Assets	3,826,111	(5,750,491)

Net Assets:
Beginning of period	32,454,243	38,204,734

End of period	$ 36,280,354	$ 32,454,243

Accumulated Undistributed Net Investment Income	$ 929,345	$ 682,511

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	365,481	1,003,945
Shares Reinvested	-	471,478
Shares Redeemed	(179,041)	(442,441)

Net Increase (Decrease) in Number of Shares Outstanding	186,440	1,032,982

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [7]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months
	ended		year		year	year	year		year
	6/30/09		ended		ended	ended	ended		ended
	(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

Per Share Operating Performance:
Net Asset Value, Beginning of Year	$ 8.16		$ 12.97		$ 12.14	$ 11.72	$ 11.18		$ 10.55

Income from Investment Operations:
Net Investment Income (Loss)	0.05		0.22	(A)	0.30	0.35	0.05	(A)	0.03	(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.50		(3.95)		0.77	0.73	0.55		0.60
Total from Investment Operations	0.55		(3.73)		1.07	1.08	0.60		0.63

Less Distributions:
Dividends from Net Investment Income	-		(0.26)		-	(0.36)	(0.03)		-
Dividends from Realized Gains	-		(0.82)		(0.24)	(0.30)	(0.03)		-
Total Distributions	-		(1.08)		(0.24)	(0.66)	(0.06)		-

Net Asset Value at End of Year	$ 8.71		$ 8.16		$ 12.97	$ 12.14	$ 11.72		$ 11.18

Total Return (B)	6.74%	(E)	-28.59%		8.82%	9.16%	5.33%		5.97%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$ 36,280		$ 32,454		$ 38,205	$ 26,723	$ 13,597		$ 6,396

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (C)	0.57%	(F)	0.64%		0.64%	0.72%	0.78%		0.65%
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (C)	0.57%	(F)	0.64%		0.64%	0.72%	0.85%		0.85%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (C)(D)	1.49%	(F)	1.88%		2.68%	3.59%	0.48%		0.74%
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (C)(D)	1.49%	(F)	1.88%		2.68%	3.59%	0.41%		0.54%

Portfolio Turnover	6.24%		19.70%		34.60%	2.04%	1.25%		2.26%

(A) Net Investment Income was calculated using average shares method.
(B) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been lower if certain expenses had not been reimbursed or waived for the years in which waiver/reimbursement occurred.
(C) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(D) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(E) For periods of less than one year, total returns are not annualized.
(F) Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [8]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2009

FUND PROFILE (Unaudited):

Industries
(% of Net Assets)

International	24.83%
Large/Mid Cap Growth	19.95%
Large/Mid Cap Value	19.91%
Aggressive Growth	12.52%
Small Cap Value	12.45%
High Yield Bond	10.27%
Cash & Equivalents	1.05%
Liabilities in excess of Other Assets	(0.98)%
100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [9]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2009

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual	$ 1,000.00	$ 1,070.20	$ 2.99

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.91	$ 2.92

* Expenses are equal to the Fund’s annualized expense ratio of 0.58%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of 7.02% for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [10]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

MUTUAL FUNDS (A) - 99.93%
number of shares		fair value

531,100	Timothy Aggressive Growth Fund	$ 2,081,914
221,710	Timothy High Yield Bond Fund	1,707,164
647,490	Timothy International Fund	4,124,513
708,807	Timothy Large/Mid Cap Growth Fund	3,317,216
355,949	Timothy Large/Mid Cap Value Fund	3,310,326
235,545	Timothy Small Cap Value Fund	2,070,437

	Total Mutual Funds (cost $24,187,369)	16,611,570

SHORT-TERM INVESTMENTS - 1.05%
number of shares		fair value

175,459	Timothy Plan Money Market Fund, 0.10% (A)(B)	175,459

	Total Short-Term Investments (cost $175,459)	175,459

	Total Investments (cost $24,362,828)- 100.98%	$ 16,787,029

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.98)%	(163,303)

	Net Assets - 100.00%	$ 16,623,726

	(A) Affiliated Funds - Class A Shares.
	(B) Variable rate security; the rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [11]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Affiliated Securities at Market Value (cost $24,362,828) [NOTE 1]	$ 16,787,029
Receivables:
For Investments Sold	118,564
Prepaid Expenses	500

Total Assets	16,906,093

LIABILITIES
amount

Payable for Investments Purchased	$ 268,564
Payable for Fund Shares Redeemed	2,073
Payable to Adviser	1,369
Accrued Expenses	10,361

Total Liabilities	282,367

NET ASSETS
amount

Net Assets	$ 16,623,726

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 24,488,719
Accumulated Undistributed Net Investment Income (Loss)	146,327
Accumulated Net Realized Gain (Loss) on Investments	(435,521)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(7,575,799)

Net Assets	$ 16,623,726

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	2,422,056
Net Asset Value, Offering and Redemption Price Per Share ($16,623,726 / 2,422,056 Shares)	$ 6.86

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [12]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest from Affiliated Funds	$ 49
Dividends from Affiliated Funds	76,349

Total Investment Income	76,398

EXPENSES
amount

Investment Advisory Fees [Note 3]	7,370
Participation Fees	11,529
Fund Accounting, Transfer Agency & Administration Fees	17,860
Audit Fees	2,168
Custodian Fees	1,774
CCO Fees	773
Trustee Expense	760
Insurance Expense	397
Miscellaneous Expense	283

Total Expenses	42,914

Net Investment Income (Loss)	33,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Investments in Affiliated Funds	(141,923)
Change in Unrealized Appreciation (Depreciation) of Investments	1,189,042
Net Realized and Unrealized Gain (Loss) on Investments	1,047,119

Increase (Decrease) in Net Assets Resulting from Operations	$ 1,080,603

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [13]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended
	6/30/09	year ended
	(unaudited)	12/31/08

Operations:
Net Investment Income (Loss)	$ 33,484	$ 129,848
Net Realized Gain (Loss) on Investments	(141,923)	(316,143)
Capital Gain Distributions from Affiliated Funds	-	12,302
Change in Unrealized Appreciation (Depreciaton) of Investments	1,189,042	(8,883,856)
Net Increase (Decrease) in Net Assets (resulting from operations)	1,080,603	(9,057,849)

Distributions to Shareholders:
Net Investment Income	-	(280,062)
Net Realized Gains	-	(2,153,952)
Total Distributions to Shareholders	-	(2,434,014)

Capital Share Transactions:
Proceeds from Shares Sold	2,079,141	7,437,720
Dividends Reinvested	-	2,434,014
Cost of Shares Redeemed	(1,286,159)	(2,796,255)
Increase (Decrease) in Net Assets (resulting from capital share transactions)	792,982	7,075,479

Total Increase (Decrease) in Net Assets	1,873,585	(4,416,384)

Net Assets:
Beginning of period	14,750,141	19,166,525

End of period	$ 16,623,726	$ 14,750,141

Accumulated Undistributed Net Investment Income	$ 146,327	$ 112,843

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	336,216	678,437
Shares Reinvested	-	393,217
Shares Redeemed	(215,478)	(264,390)
Net Increase (Decrease) in Number of Shares Outstanding	120,738	807,264

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [14

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months
	ended		year		year	year	year		year
	6/30/09		ended		ended	ended	ended		ended
	(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

Per Share Operating Performance:
Net Asset Value, Beginning of Year	$ 6.41		$ 12.83		$ 12.07	$ 11.64	$ 11.18		$ 10.34

Income from Investment Operations:
Net Investment Income (Loss)	0.01		0.07	(A)	0.18	0.23	(0.05)	(A)	(0.01)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	0.44		(5.19)		1.04	0.91	0.71		0.85
Total from Investment Operations	0.45		(5.12)		1.22	1.14	0.66		0.84

Less Distributions:
Dividends from Net Investment Income	-		(0.15)		-	(0.23)	-		-
Dividends from Realized Gains	-		(1.15)		(0.46)	(0.48)	(0.20)		-
Total Distributions	-		(1.30)		(0.46)	(0.71)	(0.20)		-

Net Asset Value at End of Year	$ 6.86		$ 6.41		$ 12.83	$ 12.07	$ 11.64		$ 11.18

Total Return(B)	7.02%	(E)	-39.55%		10.13%	9.83%	5.89%		8.12%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$ 16,624		$ 14,750		$ 19,167	$ 14,271	$ 9,660		$ 7,407

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (C)	0.58%	(F)	0.65%		0.64%	0.72%	0.79%		0.72%
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (C)	0.58%	(F)	0.65%		0.64%	0.72%	0.85%		0.85%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (C)(D)	0.46%	(F)	0.69%		1.61%	2.21%	(0.42)%		0.03%
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (C)(D)	0.46%	(F)	0.69%		1.61%	2.21%	(0.48)%		(0.10)%

Portfolio Turnover	1.98%		8.56%		45.07%	2.62%	3.43%		8.79%

(A) Net Investment Income was calculated using average shares method.
(B) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been lower if certain expenses had not been reimbursed or waived for the years in which waiver/reimbursement occurred.
(C) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(D) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(E) For periods of less than one full year, total returns are not annualized.
(F) Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [15]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies.

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund and the Money Market Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Adviser”) is the Investment Adviser for the Funds. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation and Fair Value Measurements.

The Funds utilize various methods and inputs to measure the fair value of their investments on a recurring basis.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the

Timothy Plan Disclosures [16]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

market on that day, if any. These securities will be categorized as Level 1. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

The Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s assets as of June 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	$ 36,324,252	$ -	$ -	$ 36,324,252

Total	$ 36,324,252	$ -	$ -	$ 36,324,252

The Conservative Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s assets as of June 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	$ 16,611,570	$ -	$ -	$ 16,611,570

Short-Term Investments	175,459	-	-	175,459

Total	$ 16,787,029	$ -	$ -	$ 16,787,029

Timothy Plan Disclosures [17]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

The Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Timothy Plan Disclosures [18]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

B.	Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C.	Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.	Federal Income Taxes.

It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders, therefore, no federal income tax provision is required.

As of and during the six months ended June 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005.

E.	Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

G.	Expenses.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis (as determined by the Board).

H.	Subsequent Events

Pursuant to Financial Accounting Standards Board (“FASB”) Statement No. 165, Subsequent Events ("FAS 165"), management has evaluated subsequent events through August 29, 2009 and determined there was no material impact on these financial statements.

Timothy Plan Disclosures [19]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2009:

funds	purchases	sales
Conservative Growth Portfolio	$3,748,346	$2,083,332
Strategic Growth Portfolio	$1,094,912	$293,564

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD. is the Investment Adviser for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 27, 2009. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2009 were $16,560 and $7,370 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $3,000 and $1,369, respectively, at June 30, 2009. An officer and trustee of the Funds is also an officer of the Adviser.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2009, American United Life Insurance Co. (“AUL”) held for the benefit of others in aggregate, approximately 92% of Conservative Growth Portfolio and approximately 82% of Strategic Growth Portfolio. The Trust and TPL have entered into Participation Agreements with AUL and Annuity Investors Life Insurance Co. (“AILIC”). Under the Participation Agreements, AUL and AILIC maintain the records related to the Funds’ shares in the insurance company separate accounts, process all purchases and redemptions within the accounts, and provide other administrative and shareholder services. For their services during the period January 1, 2009 through April 30, 2009, AUL and AILIC received an annual fee from the Funds equal to 0.25% of the average daily net assets of the Funds held in the insurance company separate accounts. Effective May 1, 2009, this fee is being paid by TPL, the Distributor of the Funds.

Note 5 - Unrealized Appreciation (Depreciation)

At June 30, 2009, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	appreciation	depreciation	net app. (dep.)
Conservative Growth	$46,017,876	$-	$(9,693,624)	$(9,693,624)
Strategic Growth	$24,362,828	$-	$(7,575,799)	$(7,575,799)

Timothy Plan Disclosures [20]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 6 – Distributions to Shareholders

The tax characteristics of distributions paid during 2008 and 2007 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio

2008
Ordinary Income	$910,804	$280,062
Short-term Capital Gains	60,022	27,725
Long-term Capital Gains	2,786,850	2,126,227
	$3,757,676	$2,434,014

2007
Long-term Capital Gains	$686,780	$654,294
	$686,780	$654,294

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio

Undistributed Ordinary Income	$686,171	$113,136
Capital Loss Carryforward	(99,229)	(105,118)
Unrealized Appreciation (Depreciation)*	(13,295,900)	(8,953,614)
	$(12,708,958)	$(8,945,596)

* The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of wash sales losses in the amount of $503,759 and $188,773 for the Conservative Growth Portfolio and Strategic Growth Portfolio, respectively.

.

There were no distributions during the six months ended June 30, 2009.

Note 7 – Capital Loss Carryforwards

At December 31, 2008, the following capital loss carryforwards are available to offset future capital gains.

	Loss Carryforward	Year Expiring

Conservative Growth	$99,229	2016
Strategic Growth	$105,118	2016

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Timothy Plan Disclosures [21]

DISCLOSURES

June 30, 2009 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Board Annual Approval/Renewals of Advisory (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (the “Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 27, 2009. The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Adviser's experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds' prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL's business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2008. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL's role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL's services to the Funds. In particular, the Board noted with approval TPL's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Adviser's performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund's performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Adviser's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser's business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser's past activities on monitoring the performance of the underlying Funds' various investment managers and the promptness and efficiency with which problems were brought to the Board's attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds' shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Timothy Plan Disclosures [21]

DISCLOSURES

June 30, 2009 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures [22]

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of EACH Fund. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes the details regarding the Funds’ objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

    (a)(1)     Not Applicable – filed with annual report

(a)(2)     Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the

     Investment Company Act of 1940 are filed herewith.

    (a)(3)     Not Applicable

(b)     Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Timothy Plan

By

/s/Arthur D. Ally

     Arthur D. Ally, President

Date     9/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
* /s/Arthur D. Ally

Arthur D. Ally, President

Date     9/8/09

By
*     /s/Arthur D. Ally

Arthur D. Ally, Treasurer

Date     9/8/09